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                          SENTRY LIFE INSURANCE COMPANY
                             1800 North Point Drive
                             Stevens Point, WI 54481
                             Telephone (715)346-6000




May 2, 2000




Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC   20549


         Re:      Sentry Variable Account I
                  File No. 2-87746



On behalf of Sentry Variable Account I (the "Variable Account"), in lieu of filing the Variable Account's current Prospectus and Statement of Additional Information pursuant to Rule 497(c) under the Securities Act of 1933 as amended (the "Securities Act"), you are hereby provided with notice in accordance with Rule 497(j) under the Securities Act that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the most recent amendment to the Variable Account's Registration Statement (Post-Effective Amendment No. 21 to the Variable Account's Registration Statement filed on Form N-4) which was filed electronically on or about April 28, 2000.

If you have any questions, please do not hesitate to call me directly at
(715)346-6373.


                                            Very truly yours,

                                            s/ Sue Brock

                                            Sue Brock
                                            Legal/Corporate Specialist